Employee Equity Incentive Plans (Tables)	12 Months Ended
Dec. 27, 2014
Employee Benefits and Share-based Compensation [Abstract]
Restricted Stock Units Estimated Values And Weighted Average Assumptions [Table Text Block]
We estimate the fair value of restricted stock unit awards with time-based vesting using the value of our common stock on the date of grant, reduced by the present value of dividends expected to be paid on our shares of common stock prior to vesting. We estimate the fair value of market-based restricted stock units using a Monte Carlo simulation model on the date of grant. We based the weighted average estimated value of restricted stock unit grants, as well as the weighted average assumptions that we used in calculating the fair value, on estimates at the date of grant, for each period as follows:

	2014	2013	2012
Estimated values	$25.40	$21.45	$25.32
Risk-free interest rate	0.5%	0.2%	0.3%
Dividend yield	3.3%	3.8%	3.3%
Volatility	23%	25%	26%

Stock Options And Stock Purchase Plan Estimated Values And Weighted Average Assumptions [Table Text Block]
We use the Black-Scholes option pricing model to estimate the fair value of options granted under our equity incentive plans and rights to acquire shares of common stock granted under our stock purchase plan. We based the weighted average estimated value of employee stock option grants and rights granted under the stock purchase plan, as well as the weighted average assumptions used in calculating the fair value, on estimates at the date of grant, for each period as follows:

	Stock Options			Stock Purchase Plan
	2014	2013	2012	2014	2013	2012
Estimated values	$3.61	$3.11	$4.22	$5.87	$4.52	$5.47
Expected life (in years)	5.1	5.2	5.3	0.5	0.5	0.5
Risk-free interest rate	1.7%	0.8%	1.0%	0.1%	0.1%	0.1%
Dividend yield	3.6%	3.9%	3.3%	3.2%	4.0%	3.3%
Volatility	23%	25%	25%	22%	22%	24%

Schedule of Share-based Compensation, Restricted Stock Units Award Activity [Table Text Block]
Restricted stock unit activity for each period was as follows:

	Number of RSUs (In Millions)	Weighted Average Grant-Date Fair Value
December 31, 2011	107.0	$19.18
Granted	49.9	$25.32
Vested	(43.2)	$18.88
Forfeited	(4.4)	$20.93
December 29, 2012	109.3	$22.03
Granted	53.4	$21.45
Vested	(44.5)	$20.21
Forfeited	(4.9)	$22.06
December 28, 2013	113.3	$22.47
Granted	57.2	$25.40
Vested	(42.5)	$22.33
Forfeited	(8.6)	$22.94
December 27, 2014	119.4	$23.89
Expected to vest as of December 27, 2014	112.1	$23.88

Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding [Table Text Block]
As of December 27, 2014, options outstanding that have vested and are expected to vest were as follows:

	Number of Options (In Millions)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (In Years)	Aggregate Intrinsic Value (In Millions)
Vested	54.7	$20.29	2.3	$944
Expected to vest	21.2	$23.74	4.8	$293
Total	75.9	$21.25	3.0	$1,237

Schedule of Stock Options Roll Forward [Table Text Block]
Stock option activity for each period was as follows:

	Number of Options (In Millions)	Weighted Average Exercise Price
December 31, 2011	298.3	$20.12
Granted	13.5	$27.01
Exercised	(85.8)	$20.45
Cancelled and forfeited	(3.9)	$21.17
Expired	(19.3)	$22.45
December 29, 2012	202.8	$20.20
Granted	20.1	$22.99
Exercised	(65.0)	$18.76
Cancelled and forfeited	(3.0)	$22.58
Expired	(1.9)	$22.56
December 28, 2013	153.0	$21.10
Granted	0.6	$25.34
Exercised	(63.7)	$19.87
Cancelled and forfeited	(2.7)	$23.70
Expired	(9.9)	$27.00
December 27, 2014	77.3	$21.30
Options exercisable as of:
December 29, 2012	139.8	$19.76
December 28, 2013	111.5	$20.25
December 27, 2014	54.7	$20.29

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
As of December 27, 2014, outstanding options and exercisable options information, by range of exercises prices, was as follows:

			Outstanding Options			Exercisable Options
Range of Exercise Prices			Number of Shares (In Millions)	Weighted Average Remaining Contractual Life (In Years)	Weighted Average Exercise Price	Number of Shares (In Millions)	Weighted Average Exercise Price
$1.82	-	$15.00	0.7	3.0	$11.60	0.7	$11.60
$15.01	-	$20.00	32.9	1.8	$18.27	32.9	$18.27
$20.01	-	$25.00	34.0	3.9	$22.75	17.2	$22.89
$25.01	-	$27.42	9.7	4.3	$27.11	3.9	$27.21
Total			77.3	3.0	$21.30	54.7	$20.29